1875 K Street, N.W.

Washington, DC 20006-1238

Tel: 202 303 1000

Fax: 202 303 2000

May 21, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: iShares Trust (the "Trust")

(Securities Act File No. 333-92935

Investment Company Act File No. 811-09729)

Post-Effective Amendment No. 2,349

Ladies and Gentlemen:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, Post-Effective Amendment No. 2,349 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment relates to the following series of the Trust: iShares Global Consumer Discretionary ETF ("RXI") and iShares Preferred and Income Securities ETF ("PFF," and together with RXI, the "Funds").

The Amendment is being filed to reflect the following material changes to the Funds' prior annual update filing, Post-Effective Amendment No. 2,159, filed pursuant to Rule 485(b) under the Securities Act, which became effective on August 1, 2019: (i) a change in RXI's underlying index as stated in the table below, along with corresponding changes to RXI's principal investment strategies and principal risks made to track the underlying index, which took effect on September 23, 2019; and (ii) a change in PFF's underlying index as stated in the table below, along with corresponding changes to PFF's principal investment strategies and principal risks made to track the underlying index, which took effect on November 1, 2019. The Amendment also reflects other non-material changes as the Trust deems appropriate. The Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act and will become effective 60 days after filing.

Fund	Prior Underlying Index	New Underlying Index

RXI	S&P Global 1200 Consumer	S&P Global 1200 Consumer Discretionary
	Discretionary Index	(Sector) Capped Index

PFF	ICE Exchange-Listed Preferred &	ICE Exchange-Listed Preferred &
	Hybrid Securities Transition Index	Hybrid Securities Index

NEW YORK WASHINGTON HOUSTON PALO ALTO SAN FRANCISCO		CHICAGO PARIS LONDON FRANKFURT BRUSSELS MILAN ROME

Securities and Exchange Commission

May 21, 2020

The Amendment follows the general format used by previous filings of the Trust. As an example, the Amendment follows the format of Post-Effective Amendment No. 2,247, filed pursuant to Rule 485(a)(1) on December 20, 2019, relating to iShares Core International Aggregate Bond ETF and iShares J.P. Morgan USD Emerging Markets Bond ETF, which was reviewed by the Staff and became effective on February 28, 2020. The Trust notes that each Fund's description of its investment objective, principal investment strategies, risk factors, and portfolio management is specific to the Fund.

With respect to changes in the "Investment Strategies and Risk" section of the Funds' statement of additional information ("SAI"), the Trust highlights for the SEC the deletion of disclosure under "Borrowing," which previously stated that "[u]nder normal market conditions, any borrowing by a Fund will not exceed 10% of the Fund's net assets; however, each Fund generally does not intend to borrow money." Substantially similar disclosure was also deleted in the "Investment Policies" section of the SAI. These changes are the result of the Trust's requested template relief under Rule 485(b)(1)(vii) under the Securities Act to changes in the non-fundamental borrowing polices for each applicable series of the Trust. The relief request for the applicable funds in the SAI (including the Funds) was granted on October 21, 2019, by Ms. Samantha Brutlag of the Division of Investment Management.

The operations of the Funds, the description of the shares offered and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement. Consequently, on behalf of the Trust, we request that the Registration Statement be given selective review by the Staff.1

If you have any questions or need further information, please call me at (202) 303-1124.

Sincerely,

/s/ Benjamin J. Haskin

Benjamin J. Haskin

cc:Michael Gung George Rafal James Hahn

1See Inv. Co. Act. Release No. 13768 (Feb. 15, 1984).